Non-current bank credit lines and loan facilities (Tables)	9 Months Ended
Sep. 30, 2021
Debt Disclosure [Abstract]
Schedule of Debt
The Company had the following debt outstanding as of September 30, 2021 and December 31, 2020:

		Principal amount
	Interest rate as of	September 30,	December 31,
(in thousands)	September 30, 2021	2021	2020	Maturity Date
Senior Secured Credit Facility
Term loan	3.00%	$5,501,213	$—	July 2028
Senior Secured Notes	2.875%	500,000	—	July 2026
2020 Senior Notes:
Series A notes		—	275,000
Series B notes		—	75,000
Total debt		6,001,213	350,000
Less current portion of long-term debt		(55,150)	—
Total long-term debt		5,946,063	350,000
Less debt issuance costs and debt discount		(73,343)	(1,523)
Total long-term debt, net		$5,872,720	$348,477

Schedule of Maturities of Long-term Debt
As of September 30, 2021, the contractual maturities of the Company's debt obligations were as follows:

Current maturities of long-term debt:	(in thousands)
2021 (remaining)	$13,788
2022	55,150
2023	55,150
2024	55,150
2025 and thereafter	5,821,975
Total	$6,001,213